Income Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income before income tax		$ 1,012,147	$ 1,009,004	$ 361,815
Hong Kong income tax statutory rate		16.50%	16.50%	16.50%
Income tax at statutory rate		$ 167,004	$ 166,486	$ 59,699
Preferential tax rate	[1]	(23,842)	(37,139)	(26,135)
Utilization of tax losses carried forward from prior year				(8,973)
Non-deductible expense		67,197
Permanent differences		2,451	(560)	6,692
Total income tax expenses		$ 212,810	$ 128,787	$ 31,283

[1]	With effective from April 1, 2018, the provision for Hong Kong current tax is based on a preferential rate of 8.25% on the first approximately $255,000 (HKD2,000,000) of the assessable income as determined in accordance with the relevant income tax rules and regulations of Hong Kong. In addition, each entity was entitled to a 100% waiver of the profit tax subject to a ceiling of HKD1,500 (approximately $190), HKD3,000 (approximately $380) and HKD6,000 (approximately $760) for the taxable years of 2025, 2024 and 2023, respectively.